Trade and Other Payables (Current) - Schedule of Trade and Other Payables (Details) (20-F) - AUD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Trade and other payables [abstract]
Trade payables		$ 590,231	$ 535,924
Other payables		68,423	222,502
Accrued expenses		346,654	186,704
Total current trade and other payables	$ 727,430	$ 1,005,308	$ 945,130